Common Stock: Change in Authorized Shares (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Details [Abstract]
Common Stock, Increase in Authorized Shares, Date	Feb. 27, 2012
Common Stock, Increase in Authorized Shares, Original Shares Authorized	100,000,000
Common Stock, Increase in Authorized Shares, New Shares Authorized	650,000,000
Preferred Stock, Decrease in Authorized Shares, Original Shares Authorized	100,000,000
Preferred Stock, Decrease in Authorized Shares, New Shares Authorized	50,000,000
Common Stock, Change in Par Value, Original Par Value	$ 0.001
Common Stock, Change in Par Value, New Par Value	$ 0.0001